Property, plant and equipment, net and allowance on guarantee (Parenthetical) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Long-term bank loan			$ 6,255		$ 0
Luk Lai Ching Kimmy
Shareholding percentage held	5.30%	5.27%
Fair Value Guarantee [Member]
Guarantee fair value			0		974
Collateral Pledged [Member]
Long-term bank loan				$ 215,320	27,610
Collateral Pledged [Member] | OCBC Wing Hang Bank Limited [Member]
Long-term bank loan	$ 50,000	$ 50,000	6,400
Collateral Pledged [Member] | United Overseas Bank Limited [Member]
Long-term bank loan	$ 127,500	$ 127,500	16,400
Leasehold land and buildings
Carrying value					52,100
Leasehold land and buildings | OCBC Wing Hang Bank Limited [Member]
Carrying value			50,300
Leasehold land and buildings | United Overseas Bank Limited [Member]
Carrying value			$ 4,700
Leasehold land and buildings | Collateral Pledged [Member]
Carrying value					$ 53,000